Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of significant accounting policies [Abstract]
Schedule of Estimated Useful Lives
The estimated useful lives for the current and comparative periods are as follows:

Computers and equipment	3 years
Machinery and equipment	3-10 years
Motor vehicles	7 years
Office furniture and equipment	6-17 years
Leasehold improvements	The shorter of the lease term and the useful life